STOCK OPTIONS AND RESTRICTED STOCK UNITS	12 Months Ended
Dec. 31, 2021
Share-based Payment Arrangement [Abstract]
STOCK OPTIONS AND RESTRICTED STOCK UNITS

NOTE 11 – STOCK OPTIONS AND RESTRICTED STOCK UNITS

To compensate officers, directors and other key service providers with equity grants, the Board approved the 2016 Omnibus Equity Incentive Plan (“2016 Plan”) in 2016, which initially allowed for 4,000 shares of common stock, stock options, stock rights (restricted stock units), or stock appreciation rights to be granted by the Board in its discretion. This authorized amount was increased to 10,000 shares by Board resolution and amendment in 2017, and further increased to 1 million shares by Board resolution in 2021. As of December 31, 2021, there are no shares available under the 2016 Plan for future issuance; however, the Board approved an increase in the authorized shares available to 8 million by resolution on January 13, 2022, as provided under the 2016 Plan (See Note 14 – Subsequent Events).

The Company issued 16,100 options to purchase common stock to officers and directors of the Company during 2021. These options have a 10 year term, a vesting period of 50% six months after issuance and the balance 12 months after issuance, and an exercise price of $14.00 per share.

A summary of stock option activity and related information during the years ended December 31, 2021 and 2020 is as follows:

	Options	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term	Aggregate Intrinsic Value
Outstanding as of December 31, 2019	8,515	$120.00	3.9	$-
Granted	3,200	$20.00	8.9	$-
Outstanding as of December 31, 2020	11,715	$70.00	5.6	$-
Granted	16,100	$14.40	10.0	$-
Outstanding as of December 31, 2021	27,815	$30.40	7.9	$-
Exercisable as of December 31, 2021	11,715	$52.40	5.5	$-

The Company recorded $75,692 and $24,327 of stock-based compensation expense and one-time incremental charge for option repricing which is included in compensation and related expenses for the years ended December 31, 2021 and 2020, respectively, on the consolidated statement of operations.

The aggregate intrinsic value of options is the difference between the fair market value of the Company’s closing price of its common stock at each reporting date, less the exercise price multiplied by the number of options granted, which was $0 at December 31, 2021.

As of December 31, 2021, the unrecognized stock-based compensation of $136,828 is expected to be expensed through August 2022 based on the option vesting requirements. The weighted average fair value of options granted was $14.40 per share for the year ended December 31, 2021.

We estimate the fair value of stock-based awards on the date of grant using the Black-Scholes option pricing model using the fair market value of our common stock on the date of grant and a number of other assumptions. These assumptions include estimates regarding the expected term of the awards, estimates of the stock volatility over a duration that approximates the expected term of the awards, estimates of the risk-free rate, and estimates of expected dividend rates.

The assumptions that were used in Black-Scholes option pricing model for the year ended December 31, 2021 were as follows:

	For the years ended
	2021	2020
Expected term (years)	5.38	5.0
Expected volatility	153.9%	149.67%
Risk-free interest rate	0.94%	1.610%
Expected dividend yield	0.0%	0.0%

Option Repricing

On January 6, 2020, the compensation committee of the Company’s Board of Directors, approved a one-time stock option repricing program (the “Option Repricing”) to permit the Company to reprice certain options to purchase the Company’s Common Stock held by its current directors, officers and employees (the “Eligible Options”), which actions became effective on January 6, 2020. Under the Option Repricing, Eligible Options with an exercise price at or above $100.00 per share (representing an aggregate of 6,311 options, or 54% of the total outstanding) were amended to reduce such exercise price to $20.00 per share.

The impact of the Option Repricing was a one-time incremental non-cash charge of $6,304, which was recorded as stock option expense for the year ended December 31, 2020 which was included in compensation and related expenses on the consolidated statements of operations.